Other non-financial assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other current non-financial assets	$ 33,297,469	$ 31,143,442
Other non-current non-financial assets	8,386,715	13,674,236
Insurance Paid [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	7,190,690	3,733,396
Other non-current non-financial assets		91,829
Advertisings [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	12,050,096	13,826,543
Other non-current non-financial assets	4,687,307	10,728,679
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	6,658,015	9,039,012
Other non-current non-financial assets
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	5,453,636	2,609,228
Other non-current non-financial assets	3,500,774	2,671,728
Advances Total [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	31,352,437	29,208,179
Other non-current non-financial assets	8,188,081	13,492,236
Guarantees Paid [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	6,775	6,898
Other non-current non-financial assets	188,560	172,873
Consumables [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	992,358	1,074,281
Other non-current non-financial assets
Dividends Receivable [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	945,899	854,084
Other non-current non-financial assets
Other Nonfinancial Assets [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets
Other non-current non-financial assets	10,074	9,127
Other Asset Total [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	1,945,032	1,935,263
Other non-current non-financial assets	$ 198,634	$ 182,000